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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (No. 033-63212)	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 58	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (No. 811-07736)	☑

Amendment No. 60	☑
(Check appropriate box or boxes.)
JANUS ASPEN SERIES
(Exact Name of Registrant as Specified in Charter)
151 Detroit Street, Denver, Colorado 80206-4805
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: 303-333-3863
Stephanie Grauerholz-Lofton — 151 Detroit Street, Denver, Colorado 80206-4805
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 24th day of January, 2012.

JANUS ASPEN SERIES
By:	/s/ Robin C. Beery
Robin C. Beery, President and
Chief Executive Officer

     Janus Aspen Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003, amended December 29, 2005, (“Trust Instrument”) under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robin C. Beery Robin C. Beery	President and Chief Executive Officer (Principal Executive Officer)	January 24, 2012

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	January 24, 2012

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Signature	Title	Date

William F. McCalpin* William F. McCalpin	Chairman and Trustee	January 24, 2012

William D. Cvengros* William D. Cvengros	Trustee	January 24, 2012

John P. McGonigle* John P. McGonigle	Trustee	January 24, 2012

James T. Rothe* James T. Rothe	Trustee	January 24, 2012

William D. Stewart* William D. Stewart	Trustee	January 24, 2012

Linda S. Wolf* Linda S. Wolf	Trustee	January 24, 2012

/s/ Stephanie Grauerholz-Lofton
*By:	Stephanie Grauerholz-Lofton
Attorney-in-Fact
Pursuant to Powers of Attorney, dated April 11, 2008, incorporated by reference to Exhibit 15(e) to Post-Effective Amendment No. 45, filed on May 1, 2008; Power of Attorney, dated June 24, 2010, incorporated by reference to Exhibit (q)(4) to Post-Effective Amendment No. 50, filed on February 14, 2011; and Power of Attorney, dated January 5, 2011, incorporated by reference to Exhibit (q)(5) to Post-Effective Amendment No. 50, filed on February 14, 2011

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INDEX OF EXHIBITS

Exhibit Number	Exhibit Title

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

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